Other Investments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other investments [line items]
Listed investments	£ 741	£ 823
Non-current
Other investments [line items]
Investments other than investments accounted for using equity method	1,137	1,467	£ 2,126
Investments measured at FVTPL | Non-current
Other investments [line items]
Investments other than investments accounted for using equity method	206	314	£ 199
SR One Capital Fund I-B, LP | Investments measured at FVTPL | Non-current
Other investments [line items]
Investments other than investments accounted for using equity method	102	211
Crispr Therapeutics
Other investments [line items]
Investment fair value	158	109
Vir Biotechnology Inc
Other investments [line items]
Investment fair value	67	180
Nimbus Therapeutics, LLC
Other investments [line items]
Investment fair value	5	139
Equity investments measured at fair value through other comprehensive income (FVTOCI)
Other investments [line items]
Exchange adjustments	(37)	134
Fair value of investment disposed during the year	20	220
Cumulative gain loss on disposal of investments	(26)	14
Equity investments measured at fair value through profit or loss
Other investments [line items]
Exchange adjustments	£ 0	£ 0